Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Gross	$ 895,291	$ 957,418
Less: accumulated depreciation	417,053	480,982
Property and Equipment, Net	478,238	476,436
Furniture and Fixtures [Member]
Property and Equipment, Gross	$ 11,649	11,661
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment, estimate useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment, estimate useful life	7 years
Machinery and Equipment [Member]
Property and Equipment, Gross	$ 44,578	36,969
Machinery and Equipment [Member] | Minimum [Member]
Property and equipment, estimate useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property and equipment, estimate useful life	7 years
Computer and Software [Member]
Property and Equipment, Gross	$ 48,219	88,021
Computer and Software [Member] | Minimum [Member]
Property and equipment, estimate useful life	3 years
Computer and Software [Member] | Maximum [Member]
Property and equipment, estimate useful life	5 years
Auto and Truck [Member]
Property and Equipment, Gross	$ 756,138	785,979
Auto and Truck [Member] | Minimum [Member]
Property and equipment, estimate useful life	5 years
Auto and Truck [Member] | Maximum [Member]
Property and equipment, estimate useful life	7 years
Leasehold Improvements [Member]
Property and Equipment, Gross	$ 34,707	$ 34,788
Property and equipment estimate useful life, description	life of lease